UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 24.01%, relative to a 24.76% return for the S&P MidCap 400® Index, the Fund’s benchmark index.
ILIM Commentary
Mid cap companies outperformed through most of the first quarter as economic growth forecasts were revised sharply higher on the back of increased fiscal stimulus, while large cap tech companies underperformed in the higher bond yield environment evident in the early months of the year. When bond yields peaked and began to decline from the end of the first quarter, large cap tech and growth stocks began to recover and resulted in small cap stocks underperforming, even though they continued to rise in absolute terms. The slowing in growth momentum in the third quarter on the back of global supply constraints and the spread of the COVID-19 Delta variant also caused mid cap stocks to lag, resulting in modest underperformance compared to the overall market for the year as a whole.
2021 was a strong year for U.S. equities with the S&P 500® Index ending the year close to all-time highs. A positive fundamental backdrop with upward revisions to economic growth and earnings forecasts boosted equities as did ongoing fiscal and monetary policy support and the rollout of COVID vaccines.
The announcement of additional fiscal stimulus via a $1.9 trillion package following the Democrats success in the January run-off Senate elections in Georgia provided an early year boost to equity markets as economic forecasts were revised sharply higher. Proposals for up to $4 trillion of infrastructure-related spending was also viewed as improving the longer-term growth outlook. On the back of the stronger than expected economic environment, corporate earnings consistently came in ahead of expectations over the course of the year and contributed to substantial upgrades to earnings forecasts through 2021 which also contributed to the strong gains in 2021.
Equities experienced a number of modest corrections during the year associated with retail investor induced volatility in January and higher bond yields through the early months of the year, as concerns grew of a possible sustained rise in inflation. The market experienced its biggest draw down of the year in late September, when it sold off by approximately 5% on the back of concerns over the potential contagion from expected defaults in the Chinese property market; global supply chain disruptions lasting longer than expected; the spread of the COVID-19 Delta variant which contributed to a slowing in growth momentum; higher inflation proving to be stickier than originally expected, and uncertainty over U.S. fiscal policy as President Biden struggled to pass his infrastructure plans. Equities eventually overcame these issues as corporate earnings remained strong and global growth recovered strongly in the fourth quarter.
In late November, equities suffered another modest correction with the emergence of the Omicron variant, although quickly recovered as it was shown to be less virulent than other strains, with risks of hospitalization and severe illness being significantly lower. Improving economic data and hopes that inflation could be close to peaking and begin to ease through 2022 helped push equities to new highs just prior to year-end.

The S&P Mid Cap 400® index slightly underperformed the S&P Small Cap 600® Index, with some of this due to a lower weight in energy stocks which performed relatively well during the year. Mid cap stocks are also trading slightly more expensively than small cap stocks.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	24.45%	12.88%	11.59%
Investor Class	24.01%	12.48%	13.55%
Class L	23.71%	N/A	12.32%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was April 7, 2017.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.92%
Industrial	20.37
Consumer, Cyclical	16.49
Consumer, Non-cyclical	16.16
Technology	9.09
Basic Materials	4.68
Utilities	3.06
Energy	2.76
Communications	2.16
Government Money Market Mutual Funds	0.36
Short Term Investments	0.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,059.60	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.97
Investor Class
Actual	$1,000.00	$1,057.40	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class L
Actual	$1,000.00	$1,056.90	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.65%
84,305	Alcoa Corp	$ 5,022,892
25,450	Ashland Global Holdings Inc	2,739,947
25,560	Cabot Corp	1,436,472
73,426	Chemours Co	2,464,177
205,051	Cleveland-Cliffs Inc(a)	4,463,960
54,336	Commercial Metals Co	1,971,853
15,012	Compass Minerals International Inc	766,813
17,851	Ingevity Corp(a)	1,279,917
14,702	Minerals Technologies Inc	1,075,451
3,149	NewMarket Corp	1,079,225
64,630	Olin Corp	3,717,518
28,230	Reliance Steel & Aluminum Co	4,579,471
29,574	Royal Gold Inc	3,111,480
58,447	RPM International Inc	5,903,147
18,936	Sensient Technologies Corp	1,894,736
84,956	Steel Dynamics Inc	5,273,219
121,761	United States Steel Corp	2,899,129
81,447	Valvoline Inc	3,037,159
		52,716,566
Communications — 2.14%
2,234	Cable One Inc	3,939,547
69,808	Ciena Corp(a)	5,373,122
59,568	Iridium Communications Inc(a)	2,459,563
27,822	Mimecast Ltd(a)	2,213,797
75,288	New York Times Co Class A	3,636,410
99,704	TEGNA Inc	1,850,506
44,630	TripAdvisor Inc(a)	1,216,614
33,092	Viasat Inc(a)	1,473,918
19,648	World Wrestling Entertainment Inc Class A	969,432
31,379	Yelp Inc(a)	1,137,175
		24,270,084
Consumer, Cyclical — 16.39%
42,453	Adient PLC(a)	2,032,650
69,131	American Eagle Outfitters Inc	1,750,397
18,035	AutoNation Inc(a)	2,107,390
41,224	Avient Corp	2,306,483
61,524	BJ's Wholesale Club Holdings Inc(a)	4,120,262
36,954	Boyd Gaming Corp(a)	2,423,074
34,738	Brunswick Corp	3,499,159
52,803	Callaway Golf Co(a)	1,448,914
67,794	Capri Holdings Ltd(a)	4,400,509
19,097	Carter's Inc	1,932,998
16,718	Casey's General Stores Inc	3,299,297
14,789	Choice Hotels International Inc	2,306,936
15,511	Churchill Downs Inc	3,736,600
15,711	Columbia Sportswear Co	1,530,880
10,698	Cracker Barrel Old Country Store Inc	1,376,191
Shares		Fair Value
Consumer, Cyclical — (continued)
26,516	Crocs Inc(a)	$ 3,399,882
65,302	Dana Inc	1,490,192
12,368	Deckers Outdoor Corp(a)	4,530,522
29,239	Dick's Sporting Goods Inc(b)	3,362,193
18,292	FirstCash Holdings Inc	1,368,425
25,243	Five Below Inc(a)	5,222,524
40,694	Foot Locker Inc	1,775,479
18,972	Fox Factory Holding Corp(a)	3,227,137
27,917	GameStop Corp Class A(a)(b)	4,142,604
106,571	Gentex Corp	3,713,999
126,604	Goodyear Tire & Rubber Co(a)	2,699,197
157,345	Hanesbrands Inc	2,630,808
69,334	Harley-Davidson Inc	2,613,198
60,759	IAA Inc(a)	3,075,621
10,007	Jack in the Box Inc	875,412
143,298	JetBlue Airways Corp(a)	2,040,564
39,030	KB Home	1,745,812
67,790	Kohl's Corp	3,348,148
26,862	Lear Corp	4,914,403
60,096	Leggett & Platt Inc	2,473,551
13,643	Lithia Motors Inc	4,051,289
139,546	Macy's Inc	3,653,314
19,192	Marriott Vacations Worldwide Corp	3,243,064
157,856	Mattel Inc(a)	3,403,375
34,142	MillerKnoll Inc	1,338,025
21,096	MSC Industrial Direct Co Inc Class A	1,773,330
10,625	Murphy USA Inc	2,116,925
50,677	Nordstrom Inc(a)(b)	1,146,314
22,182	Nu Skin Enterprises Inc Class A	1,125,737
27,416	Ollie's Bargain Outlet Holdings Inc(a)	1,403,425
14,582	Papa John's International Inc	1,946,260
25,701	Polaris Inc	2,824,797
7,815	RH (a)	4,188,371
43,486	Scientific Games Corp(a)	2,906,169
18,354	Scotts Miracle-Gro Co	2,954,994
34,867	Six Flags Entertainment Corp(a)	1,484,637
60,784	Skechers USA Inc Class A(a)	2,638,026
55,874	Taylor Morrison Home Corp(a)	1,953,355
86,740	Tempur Sealy International Inc	4,079,382
31,380	Texas Roadhouse Inc	2,801,606
25,021	Thor Industries Inc	2,596,429
51,552	Toll Brothers Inc	3,731,849
38,884	Travel + Leisure Co	2,149,119
49,373	Tri Pointe Homes Inc(a)	1,377,013
77,030	Univar Solutions Inc(a)	2,183,800
30,369	Urban Outfitters Inc(a)	891,634
32,585	Victoria's Secret & Co(a)(b)	1,809,771
12,623	Visteon Corp(a)	1,402,920
14,880	Watsco Inc	4,655,654
79,530	Wendy's Co	1,896,790
33,507	Williams-Sonoma Inc	5,667,039

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Cyclical — (continued)
13,438	Wingstop Inc	$ 2,322,086
41,983	Wyndham Hotels & Resorts Inc	3,763,776
39,489	YETI Holdings Inc(a)	3,270,874
		185,672,560
Consumer, Non-Cyclical — 16.05%
40,524	Acadia Healthcare Co Inc(a)	2,459,807
14,690	Amedisys Inc(a)	2,378,017
46,977	Arrowhead Pharmaceuticals Inc(a)	3,114,575
23,476	ASGN Inc(a)	2,896,938
18,059	Avis Budget Group Inc(a)	3,744,895
4,230	Boston Beer Co Inc Class A(a)	2,136,573
22,393	Brink's Co	1,468,309
45,783	Bruker Corp	3,841,651
6,937	Chemed Corp	3,669,950
151,203	Coty Inc Class A(a)	1,587,631
72,908	Darling Ingredients Inc(a)	5,051,795
44,829	Encompass Health Corp	2,925,541
72,709	Envista Holdings Corp(a)	3,276,268
142,562	Exelixis Inc(a)	2,606,033
89,536	Flowers Foods Inc	2,459,554
15,450	FTI Consulting Inc(a)	2,370,339
35,615	Globus Medical Inc Class A(a)	2,571,403
1,765	Graham Holdings Co Class B	1,111,650
18,209	Grand Canyon Education Inc(a)	1,560,693
39,370	Grocery Outlet Holding Corp(a)(b)	1,113,384
44,424	GXO Logistics Inc(a)	4,035,032
79,395	H&R Block Inc	1,870,546
23,092	Haemonetics Corp(a)	1,224,800
42,112	Hain Celestial Group Inc(a)	1,794,392
63,436	Halozyme Therapeutics Inc(a)	2,550,762
37,628	HealthEquity Inc(a)	1,664,663
10,872	Helen of Troy Ltd(a)	2,657,878
8,996	ICU Medical Inc(a)	2,135,111
29,980	Ingredion Inc	2,897,267
16,134	Insperity Inc	1,905,587
32,822	Integra LifeSciences Holdings Corp(a)	2,198,746
27,698	Jazz Pharmaceuticals PLC(a)	3,528,725
19,936	John Wiley & Sons Inc Class A	1,141,735
8,931	Lancaster Colony Corp	1,478,974
14,270	LHC Group Inc(a)	1,958,272
23,982	LivaNova PLC(a)	2,096,746
30,681	LiveRamp Holdings Inc(a)	1,471,154
24,439	ManpowerGroup Inc	2,378,648
22,891	Masimo Corp(a)	6,702,027
12,954	Medpace Holdings Inc(a)	2,819,309
26,313	Molina Healthcare Inc(a)	8,369,639
48,434	Neogen Corp(a)	2,199,388
42,745	Neurocrine Biosciences Inc(a)	3,640,592
23,409	NuVasive Inc(a)	1,228,504
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
62,406	Option Care Health Inc(a)	$ 1,774,827
39,191	Patterson Cos Inc	1,150,256
17,851	Paylocity Holding Corp(a)	4,215,692
15,823	Penumbra Inc(a)	4,546,264
69,531	Performance Food Group Co(a)	3,190,778
60,275	Perrigo Co PLC	2,344,697
21,373	Pilgrim's Pride Corp(a)	602,719
26,376	Post Holdings Inc(a)	2,973,366
25,178	PROG Holdings Inc(a)	1,135,780
31,374	Progyny Inc(a)	1,579,681
17,087	Quidel Corp(a)	2,306,574
60,178	R1 RCM Inc(a)	1,533,937
23,168	Repligen Corp(a)	6,135,813
145,743	Sabre Corp(a)	1,251,932
9,558	Sanderson Farms Inc	1,826,343
74,305	Service Corp International	5,274,912
51,350	Sprouts Farmers Market Inc(a)	1,524,068
21,447	STAAR Surgical Co(a)	1,958,111
46,721	Syneos Health Inc(a)	4,797,312
28,626	Tandem Diabetes Care Inc(a)	4,308,785
48,268	Tenet Healthcare Corp(a)	3,943,013
20,292	United Therapeutics Corp(a)	4,384,695
20,194	WEX Inc(a)	2,835,036
		181,888,094
Energy — 2.74%
146,305	Antero Midstream Corp	1,416,232
91,049	ChampionX Corp(a)	1,840,100
94,772	CNX Resources Corp(a)	1,303,115
43,586	DT Midstream Inc	2,091,256
136,237	EQT Corp(a)	2,971,329
183,184	Equitrans Midstream Corp	1,894,123
44,556	First Solar Inc(a)	3,883,501
67,360	HollyFrontier Corp	2,208,061
65,420	Murphy Oil Corp	1,708,116
176,037	NOV Inc	2,385,301
37,413	SunPower Corp(a)(b)	780,809
93,272	Sunrun Inc(a)	3,199,230
103,169	Targa Resources Corp	5,389,549
		31,070,722
Financial — 23.76%
18,317	Affiliated Managers Group Inc	3,013,330
6,173	Alleghany Corp(a)	4,121,033
22,433	Alliance Data Systems Corp	1,493,365
62,702	American Campus Communities Inc REIT	3,592,198
29,806	American Financial Group Inc	4,092,960
70,735	Apartment Income Corp REIT	3,867,082
68,624	Associated Banc-Corp	1,550,216
18,239	Bank of Hawaii Corp	1,527,699
54,469	Bank OZK	2,534,443

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — (continued)
36,062	Brighthouse Financial Inc(a)	$ 1,868,012
133,817	Brixmor Property Group Inc REIT	3,400,290
88,290	Cadence Bank	2,630,159
46,048	Camden Property Trust REIT	8,227,857
35,102	Cathay General Bancorp	1,509,035
44,684	CIT Group Inc	2,294,077
55,449	CNO Financial Group Inc	1,321,904
50,016	Commerce Bancshares Inc	3,438,100
50,612	Corporate Office Properties Trust REIT	1,415,618
66,996	Cousins Properties Inc REIT	2,698,599
25,551	Cullen/Frost Bankers Inc	3,221,215
57,184	CyrusOne Inc REIT	5,130,548
79,071	Douglas Emmett Inc REIT	2,648,878
63,941	East West Bancorp Inc	5,030,878
18,332	EastGroup Properties Inc REIT	4,176,946
33,706	EPR Properties REIT	1,600,698
49,759	Essent Group Ltd	2,265,527
17,585	Evercore Inc Class A	2,388,922
43,683	Federated Hermes Inc	1,641,607
49,459	First American Financial Corp	3,869,178
57,776	First Financial Bankshares Inc	2,937,332
243,651	First Horizon Corp	3,978,821
58,706	First Industrial Realty Trust Inc REIT	3,886,337
143,703	FNB Corp	1,743,117
71,197	Fulton Financial Corp	1,210,349
48,876	Glacier Bancorp Inc	2,771,269
39,122	Hancock Whitney Corp	1,956,882
16,032	Hanover Insurance Group Inc	2,101,154
66,480	Healthcare Realty Trust Inc REIT	2,103,427
47,033	Highwoods Properties Inc REIT	2,097,201
67,920	Home BancShares Inc	1,653,852
68,704	Hudson Pacific Properties Inc REIT	1,697,676
39,369	Interactive Brokers Group Inc Class A	3,126,686
24,388	International Bancshares Corp	1,033,807
76,862	Janus Henderson Group PLC	3,223,592
52,130	JBG SMITH Properties REIT	1,496,652
88,516	Jefferies Financial Group Inc	3,434,421
22,740	Jones Lang LaSalle Inc(a)	6,124,792
26,960	Kemper Corp	1,584,978
47,228	Kilroy Realty Corp REIT	3,138,773
9,665	Kinsale Capital Group Inc	2,299,207
98,685	Kite Realty Group Trust REIT	2,149,359
39,118	Lamar Advertising Co REIT Class A	4,745,013
36,956	Life Storage Inc REIT	5,660,920
95,990	Macerich Co REIT	1,658,707
268,679	Medical Properties Trust Inc REIT	6,348,885
11,534	Mercury General Corp	611,994
Shares		Fair Value
Financial — (continued)
147,233	MGIC Investment Corp	$ 2,123,100
79,129	National Retail Properties Inc REIT	3,803,731
36,921	National Storage Affiliates Trust REIT	2,554,933
72,826	Navient Corp	1,545,368
209,528	New York Community Bancorp Inc	2,558,337
128,648	Old Republic International Corp	3,162,168
107,676	Omega Healthcare Investors Inc REIT	3,186,133
52,833	PacWest Bancorp	2,386,467
106,552	Park Hotels & Resorts Inc REIT(a)	2,011,702
59,329	Pebblebrook Hotel Trust REIT	1,327,190
99,257	Physicians Realty Trust REIT	1,869,009
34,305	Pinnacle Financial Partners Inc	3,276,127
30,234	PotlatchDeltic Corp REIT	1,820,691
17,793	Primerica Inc	2,727,133
41,527	Prosperity Bancshares Inc	3,002,402
9,062	PS Business Parks Inc REIT	1,668,949
64,501	Rayonier Inc REIT	2,603,260
30,459	Reinsurance Group of America Inc	3,334,956
20,740	RenaissanceRe Holdings Ltd	3,511,904
68,256	Rexford Industrial Realty Inc REIT	5,536,244
17,940	RLI Corp	2,011,074
103,037	Sabra Health Care Inc REIT	1,395,121
47,754	SEI Investments Co	2,910,129
27,090	Selective Insurance Group Inc	2,219,755
30,065	SL Green Realty Corp REIT	2,155,660
132,690	SLM Corp	2,610,012
55,563	Spirit Realty Capital Inc REIT	2,677,581
86,826	Sterling Bancorp	2,239,243
46,910	Stifel Financial Corp	3,303,402
110,574	STORE Capital Corp REIT	3,803,746
65,564	Synovus Financial Corp	3,138,549
22,811	Texas Capital Bancshares Inc(a)	1,374,363
19,392	UMB Financial Corp	2,057,685
98,182	Umpqua Holdings Corp	1,889,022
61,426	United Bankshares Inc	2,228,535
92,122	Unum Group	2,263,438
48,827	Urban Edge Properties REIT	927,713
183,364	Valley National Bancorp	2,521,255
50,318	Voya Financial Inc	3,336,587
29,911	Washington Federal Inc	998,429
40,817	Webster Financial Corp	2,279,221
181,135	Western Union Co	3,231,448
25,686	Wintrust Financial Corp	2,332,802
		269,260,151
Industrial — 20.23%
15,737	Acuity Brands Inc	3,331,838

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Industrial — (continued)
64,912	AECOM	$ 5,020,943
27,650	AGCO Corp	3,207,953
29,661	AptarGroup Inc	3,632,879
31,557	Arrow Electronics Inc(a)	4,237,158
44,708	Avnet Inc	1,843,311
29,593	Axon Enterprise Inc(a)	4,646,101
20,299	Belden Inc	1,334,253
86,287	Builders FirstSource Inc(a)	7,395,659
23,559	Carlisle Cos Inc	5,845,459
22,556	Clean Harbors Inc(a)	2,250,412
79,662	Cognex Corp	6,194,517
11,055	Coherent Inc(a)	2,946,600
60,676	Colfax Corp(a)	2,789,276
22,492	Crane Co	2,288,111
17,740	Curtiss-Wright Corp	2,460,006
55,690	Donaldson Co Inc	3,300,189
13,611	Dycom Industries Inc(a)	1,276,167
18,173	Eagle Materials Inc	3,025,078
24,050	EMCOR Group Inc	3,063,730
28,792	Energizer Holdings Inc	1,154,559
19,108	EnerSys	1,510,679
58,696	Flowserve Corp	1,796,098
64,277	Fluor Corp(a)	1,592,141
15,996	GATX Corp	1,666,623
76,584	Graco Inc	6,174,202
12,386	Greif Inc Class A	747,743
37,801	Hexcel Corp(a)	1,958,092
24,517	Hubbell Inc	5,106,156
47,825	II-VI Inc(a)(b)	3,267,882
38,570	ITT Inc	3,941,468
64,584	Jabil Inc	4,543,484
37,699	Kennametal Inc	1,353,771
27,085	Kirby Corp(a)	1,609,391
74,776	Knight-Swift Transportation Holdings Inc	4,556,849
17,171	Landstar System Inc	3,073,952
15,167	Lennox International Inc	4,919,568
26,605	Lincoln Electric Holdings Inc	3,710,599
11,098	Littelfuse Inc	3,492,319
39,645	Louisiana-Pacific Corp	3,106,186
25,779	MasTec Inc(a)	2,378,886
91,625	MDU Resources Group Inc	2,825,715
25,523	Mercury Systems Inc(a)	1,405,296
25,063	Middleby Corp(a)	4,931,396
16,429	MSA Safety Inc	2,480,122
59,423	National Instruments Corp	2,595,002
24,352	Nordson Corp	6,216,335
75,803	nVent Electric PLC	2,880,514
30,925	Oshkosh Corp	3,485,557
45,321	Owens Corning	4,101,551
30,530	Regal Rexnord Corp	5,195,595
24,192	Ryder System Inc	1,994,147
11,866	Saia Inc(a)	3,999,198
37,808	Silgan Holdings Inc	1,619,695
19,573	Simpson Manufacturing Co Inc	2,722,017
44,303	Sonoco Products Co	2,564,701
41,391	Stericycle Inc(a)	2,468,559
Shares		Fair Value
Industrial — (continued)
18,601	TD SYNNEX Corp	$ 2,127,210
31,458	Terex Corp	1,382,579
24,363	Tetra Tech Inc	4,136,837
31,104	Timken Co	2,155,196
14,835	TopBuild Corp(a)	4,093,125
47,961	Toro Co	4,791,784
51,869	Trex Co Inc(a)	7,003,871
36,589	Trinity Industries Inc	1,104,988
19,535	Universal Display Corp	3,223,861
9,563	Valmont Industries Inc	2,395,532
9,848	Vicor Corp(a)	1,250,499
59,989	Vishay Intertechnology Inc	1,311,959
76,174	Vontier Corp	2,340,827
27,927	Werner Enterprises Inc	1,331,001
28,406	Woodward Inc	3,109,321
15,011	Worthington Industries Inc	820,501
44,450	XPO Logistics Inc(a)	3,441,764
		229,256,543
Technology — 9.03%
52,973	ACI Worldwide Inc(a)	1,838,163
45,682	Amkor Technology Inc	1,132,457
30,153	Aspen Technology Inc(a)	4,589,287
33,500	Azenta Inc	3,454,185
18,868	Blackbaud Inc(a)	1,490,195
10,511	CACI International Inc Class A(a)	2,829,666
52,839	CDK Global Inc	2,205,500
17,190	Cerence Inc(a)	1,317,442
25,745	Cirrus Logic Inc(a)	2,369,055
12,680	CMC Materials Inc	2,430,629
20,640	CommVault Systems Inc(a)	1,422,509
19,331	Concentrix Corp	3,452,903
39,620	Digital Turbine Inc(a)	2,416,424
24,622	Envestnet Inc(a)	1,953,509
12,327	Fair Isaac Corp(a)	5,345,850
77,956	Genpact Ltd	4,137,905
63,210	KBR Inc	3,010,060
80,714	Kyndryl Holdings Inc(a)	1,460,923
61,702	Lattice Semiconductor Corp(a)	4,754,756
32,576	Lumentum Holdings Inc(a)	3,445,564
28,513	Manhattan Associates Inc(a)	4,433,486
27,697	Maximus Inc	2,206,620
24,988	MKS Instruments Inc	4,352,160
59,476	NCR Corp(a)	2,390,935
27,184	Power Integrations Inc	2,525,122
15,044	Qualys Inc(a)	2,064,338
42,022	Sailpoint Technologies Holdings Inc(a)	2,031,343
25,938	Science Applications International Corp	2,168,157
29,015	Semtech Corp(a)	2,580,304
18,107	Silicon Laboratories Inc(a)	3,737,647
6,753	SiTime Corp(a)	1,975,523
17,694	Synaptics Inc(a)	5,122,590
48,887	Teradata Corp(a)	2,076,231
52,217	Wolfspeed Inc(a)	5,836,294

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Technology — (continued)
61,973	Xerox Holdings Corp	$ 1,403,069
21,727	Ziff Davis Inc(a)	2,408,655
		102,369,456
Utilities — 3.04%
23,688	ALLETE Inc	1,571,699
28,756	Black Hills Corp	2,029,311
103,632	Essential Utilities Inc	5,564,002
49,254	Hawaiian Electric Industries Inc	2,044,041
22,762	IDACORP Inc	2,579,162
41,084	National Fuel Gas Co	2,626,911
43,451	New Jersey Resources Corp	1,784,098
23,724	NorthWestern Corp	1,356,064
90,194	OGE Energy Corp	3,461,646
24,145	ONE Gas Inc	1,873,410
38,675	PNM Resources Inc	1,763,967
27,208	Southwest Gas Holdings Inc	1,905,920
23,287	Spire Inc	1,518,778
94,214	UGI Corp	4,325,365
		34,404,374
TOTAL COMMON STOCK — 98.03% (Cost $834,222,159)		$1,110,908,550
GOVERNMENT MONEY MARKET MUTUAL FUNDS
647,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	647,000
647,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.03%(d)	647,000
381,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.01%(d)	381,000
647,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	647,000
647,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	647,000
647,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	647,000
381,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	381,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.35% (Cost $3,997,000)		$ 3,997,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.95%
$ 235,100	Repurchase agreement (principal amount/value $235,104 with a maturity value of $235,105) with HSBC Securities (USA) Inc, 0.04%, dated 12/31/21 to be repurchased at $235,100 on 1/3/22 collateralized by U.S. Treasury securities, 0.13% - 3.88%, 5/15/23 - 8/15/47, with a value of $239,806.(c)	$ 235,100
3,496,038	Undivided interest of 4.19% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $3,496,038 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(c)	3,496,038
3,496,039	Undivided interest of 5.92% in a repurchase agreement (principal amount/value $59,020,628 with a maturity value of $59,020,874) with Bank of America Securities Inc, 0.05%, dated 12/31/21 to be repurchased at $3,496,039 on 1/3/22 collateralized by Federal National Mortgage Association securities, 1.00% - 5.00%, 9/1/28 - 1/1/61, with a value of $60,201,041.(c)	3,496,039

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,496,039	Undivided interest of 7.91% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $3,496,039 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(c)	$ 3,496,039
TOTAL SHORT TERM INVESTMENTS — 0.95% (Cost $10,723,216)		$ 10,723,216
TOTAL INVESTMENTS — 99.33% (Cost $848,942,375)		$1,125,628,766
OTHER ASSETS & LIABILITIES, NET — 0.67%		$ 7,567,484
TOTAL NET ASSETS — 100.00%		$1,133,196,250
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2021.
REIT	Real Estate Investment Trust
At December 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	87	USD	24,687,990	March 2022	$915,724
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $14,299,915 of securities on loan)(a)	$1,114,905,550
Repurchase agreements, fair value(b)	10,723,216
Cash	16,201,013
Cash pledged on futures contracts	4,603,147
Dividends receivable	991,930
Subscriptions receivable	1,389,517
Receivable for investments sold	3,373,614
Variation margin on futures contracts	6,170
Total Assets	1,152,194,157
LIABILITIES:
Payable for director fees	3,085
Payable for distribution fees	128
Payable for other accrued fees	62,136
Payable for shareholder services fees	173,279
Payable to investment adviser	166,706
Payable upon return of securities loaned	14,720,216
Redemptions payable	3,872,357
Total Liabilities	18,997,907
NET ASSETS	$1,133,196,250
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,176,348
Paid-in capital in excess of par	836,940,528
Undistributed/accumulated earnings	288,079,374
NET ASSETS	$1,133,196,250
NET ASSETS BY CLASS
Investor Class	$615,785,610
Class L	$630,088
Institutional Class	$516,780,552
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	29,459,153
Class L	59,283
Institutional Class	52,245,045
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$20.90
Class L	$10.63
Institutional Class	$9.89
(a) Cost of investments	$838,219,159
(b) Cost of repurchase agreements	$10,723,216
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Income from securities lending	$22,961
Dividends	12,032,410
Total Income	12,055,371
EXPENSES:
Management fees	1,535,968
Shareholder services fees – Investor Class	1,224,250
Shareholder services fees – Class L	2,013
Audit and tax fees	31,626
Custodian fees	24,374
Director's fees	17,642
Distribution fees – Class L	1,462
Legal fees	10,361
Pricing fees	1,926
Registration fees	64,690
Shareholder report fees	612
Transfer agent fees	12,681
Other fees	3,573
Total Expenses	2,931,178
Less amount waived by investment adviser	33,593
Less amount waived by distributor - Class L	26
Net Expenses	2,897,559
NET INVESTMENT INCOME	9,157,812
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	76,222,262
Net realized gain on futures contracts	3,919,412
Net Realized Gain	80,141,674
Net change in unrealized appreciation on investments	94,772,357
Net change in unrealized appreciation on futures contracts	808,896
Net Change in Unrealized Appreciation	95,581,253
Net Realized and Unrealized Gain	175,722,927
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,880,739
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West S&P Mid Cap 400® Index Fund	2021	2020
OPERATIONS:
Net investment income	$9,157,812	$9,697,820
Net realized gain	80,141,674	53,508,966
Net change in unrealized appreciation	95,581,253	49,312,010
Net Increase in Net Assets Resulting from Operations	184,880,739	112,518,796
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(27,827,917)	(13,139,467)
Class L	(59,205)	(1,674,324)
Institutional Class	(58,168,855)	(58,014,511)
From Net Investment Income and Net Realized Gains	(86,055,977)	(72,828,302)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	440,574,061	113,160,028
Class L	49,664	46,313,252
Institutional Class	88,908,985	116,727,631
Shares issued in reinvestment of distributions
Investor Class	27,827,917	13,139,467
Class L	59,205	1,674,324
Institutional Class	58,168,855	58,014,511
Shares redeemed
Investor Class	(137,744,994)	(150,471,268)
Class L	(80,604)	(60,299,662)
Institutional Class	(170,154,412)	(219,976,780)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	307,608,677	(81,718,497)
Total Increase (Decrease) in Net Assets	406,433,439	(42,028,003)
NET ASSETS:
Beginning of year	726,762,811	768,790,814
End of year	$1,133,196,250	$726,762,811
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	21,320,464	7,482,115
Class L	4,532	5,715,726
Institutional Class	8,674,889	18,022,251
Shares issued in reinvestment of distributions
Investor Class	1,328,268	782,855
Class L	5,516	203,938
Institutional Class	5,804,175	6,822,744
Shares redeemed
Investor Class	(6,722,409)	(9,923,614)
Class L	(7,917)	(7,271,519)
Institutional Class	(16,721,723)	(26,754,708)
Net Increase (Decrease)	13,685,795	(4,920,212)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
Class L
12/31/2021	$ 9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (d)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (e)
Institutional Class
12/31/2021	$ 8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$ 9.89	24.45%
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
Class L
12/31/2021	$ 630	1.54%	0.80%	0.60%	25%
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (d)	$ 340	4.61% (g)	0.79% (g)	0.93% (g)	25%
Institutional Class
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 7, 2017.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2021

As of December 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$27,166,930	$15,732,478
Long-term capital gain	58,889,047	57,095,824
	$86,055,977	$72,828,302
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,039,623
Undistributed long-term capital gains	13,669,636
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	273,370,115
Tax composition of capital	$288,079,374

Annual Report - December 31, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$853,174,375
Gross unrealized appreciation on investments	305,162,030
Gross unrealized depreciation on investments	(31,791,915)
Net unrealized appreciation on investments	$273,370,115
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 58 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$915,724 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2021

The effect of derivative investments for the year ended December 31, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,919,412	Net change in unrealized appreciation on futures contracts	$808,896
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$38,376	$61,165	$33,593	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.

Annual Report - December 31, 2021

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $426,441,208 and $205,969,710, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $14,299,915 and received collateral as reported on the Statement of Assets and Liabilities of $14,720,216 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 35% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022